Document and Entity Information	May 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2022
Entity Registrant Name	ENTASIS THERAPEUTICS HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38670
Entity Tax Identification Number	82-4592913
Entity Address, Address Line One	35 Gatehouse Drive
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	810-0120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001724344
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ETTX
Security Exchange Name	NASDAQ